Non-Current Investments (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Investment		Dec. 31, 2011 Investment		Jun. 30, 2010
Schedule of Investments [Line Items]
Fair value		$ 36.2	[1]	$ 77.3	[1]
Cost		24.8		68.4
Net unrealized gain		11.4		8.9
The net gain comprises:
Gross unrealized gains		11.7		15.2
Gross unrealized losses		(0.3)		(6.3)
Net unrealized gain		11.4		8.9
The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months:		4		8
Realized gain reclassified from equity on disposal of listed investments ($ million)	(0.4)	14.7		12.8		111.7
Far Southeast (FSE) Deposit
The net gain comprises:
Ownership %		40.00%
Market value of equity investment			[2]		[2]
Description of business		Exploration
Rusoro Mining Limited
The net gain comprises:
Ownership %		26.40%		26.40%
Market value of equity investment		6.3		13.1
Description of business		Gold mining
Rand Refinery Limited
The net gain comprises:
Ownership %		34.90%		34.90%
Market value of equity investment			[2]		[2]
Description of business		Refining of gold bullion and by-products
Timpetra Resources Limited
The net gain comprises:
Ownership %		21.80%		21.80%
Market value of equity investment		$ 1.0		$ 1.2
Description of business		Resource exploration
Northam Platinum | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share		$ 4.55		$ 3.75
Listed investments, Number of shares		7,820,169		7,820,169
Radius Gold Incorporated | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share		$ 0.22		$ 0.23
Listed investments, Number of shares		3,625,124		3,625,124
Gran Columbia Gold Corporation | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share		$ 0.36		$ 0.40
Listed investments, Number of shares		1,585,274		1,585,274
Evolution Mining Limited | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share				$ 1.62
Listed investments, Number of shares				15,535,016
GoldQuest Mining Corporation | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share				$ 0.08
Listed investments, Number of shares				13,962,500
Atacama Pacific Gold Corporation | Listed Investments
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share				$ 3.79
Listed investments, Number of shares				4,945,598

[1]	Listed investments mainly consist of: December 31, 2012 December 31, 2011 Number of shares Market value, $ per share Number of shares Market value, $ per share Northam Platinum 7,820,169 4.55 7,820,169 3.75 Radius Gold Incorporated 3,625,124 0.22 3,625,124 0.23 Gran Columbia Gold Corporation 1,585,274 0.36 1,585,274 0.40 Evolution Mining Limited - - 15,535,016 1.62 GoldQuest Mining Corporation - - 13,962,500 0.08 Atacama Pacific Gold Corporation - - 4,945,598 3.79 Details of the listed investments are as follows: December 31, 2012 December 31, 2011 Fair value 36.2 77.3 Less: Cost 24.8 68.4 Net unrealized gain 11.4 8.9 The net gain comprises: Gross unrealized gains 11.7 15.2 Gross unrealized losses (0.3) (6.3) 11.4 8.9 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months: 4 8 Realized gain reclassified from equity on disposal of listed investments ($ million) 14.7 12.8
[2]	Not readily determinable